Note 3 - Liquidity and Earnings (Loss) Per Share (Details) - Potentially Dilutive Adjustments to Weighted Average Number of Common Shares shares in Thousands	9 Months Ended
Sep. 30, 2015 shares
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	22
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	649
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	50